Financial Instruments (Details 5) - 12 months ended Dec. 31, 2023 € in Thousands, Ft in Thousands, $ in Thousands	EUR (€)	HUF (Ft)	USD ($)
Interest rate swap contract [member] | Loan To Finance Lukovac Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.75%
Par Value Of Hedged Contract	€ 18,153		$ 20,078
Repayment Date Of Hedged Contract	31/03/2031
Carrying Value Of Hedged Contract			1,218
Interest rate swap contract [member] | Loan To Finance Picasso Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	1.08%
Par Value Of Hedged Contract	€ 71,205		78,755
Repayment Date Of Hedged Contract	31/03/2039
Carrying Value Of Hedged Contract			5,425
Interest rate swap contract [member] | Loan To Finance Gecama Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.147%
Par Value Of Hedged Contract	€ 144,850		160,210
Repayment Date Of Hedged Contract	30/06/2035
Carrying Value Of Hedged Contract			24,174
Interest rate swap contract [member] | Loan To Finance Raaba And Meg Projects [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 monthBubor
Interest Rates Under Interest Rate Swaps After Hedging	1.445%-3.7%
Par Value Of Hedged Contract		Ft 12,346,053	35,674
Repayment Date Of Hedged Contract	31/12/2030
Carrying Value Of Hedged Contract			4,193
Interest rate swap contract [member] | Loan To Finance Bjorn Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.526%
Par Value Of Hedged Contract	€ 162,111		179,301
Repayment Date Of Hedged Contract	30/06/2041
Carrying Value Of Hedged Contract			28,198
Interest rate swap contract [member] | Loan to finance the Atrisco project - PV [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month Sofer
Interest Rates Under Interest Rate Swaps After Hedging	4.0858%
Par Value Of Hedged Contract			112,383
Repayment Date Of Hedged Contract	30/09/2048
Carrying Value Of Hedged Contract			(7,217)
Deal Contingent Hedge [Member] | Loan to finance the Atrisco project - BESS [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3.8249%
Par Value Of Hedged Contract			140,332
Repayment Date Of Hedged Contract	30/06/2044
Carrying Value Of Hedged Contract			$ (5,539)